The Tocqueville Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Automobiles & Components - 0.8%
Toyota Motor Corp. - ADR	20,000	$3,871,000

Capital Goods - 11.6%
Caterpillar, Inc.	25,000	8,655,000
Crane Co.	75,000	12,031,500
Deere & Co.	20,000	7,439,600
Illinois Tool Works, Inc.	25,000	6,182,000
Mayville Engineering Co., Inc. (a)	500,000	9,555,000
Parker-Hannifin Corp.	15,000	8,417,400
Rocket Lab USA, Inc. (a)	750,000	3,930,000
		56,210,500

Commercial & Professional Services - 5.2%
ABM Industries, Inc.	125,000	6,945,000
Automatic Data Processing, Inc.	40,000	10,504,800
Republic Services, Inc.	40,000	7,772,800
		25,222,600

Consumer Discretionary Distribution & Retail - 1.9%
Amazon.com, Inc. (a)	50,000	9,349,000

Consumer Durables & Apparel - 2.1%
NIKE, Inc. - Class B	50,000	3,743,000
Sony Group Corp. - ADR	75,000	6,644,250
		10,387,250

Consumer Services - 2.0%
Expedia Group, Inc. - Class A (a)	25,000	3,191,750
McDonald's Corp.	25,000	6,635,000
Restaurant Brands International LP	37	2,600
		9,829,350

Consumer Staples Distribution & Retail - 1.9%
Walmart, Inc.	135,000	9,266,400

Energy - 7.5%
Cameco Corp.	75,000	3,411,750
Chevron Corp.	40,000	6,418,800
Diamondback Energy, Inc.	40,000	8,092,400
Exxon Mobil Corp.	25,000	2,964,750
Occidental Petroleum Corp.	100,000	6,082,000
Southwestern Energy Co. (a)	500,000	3,225,000
Texas Pacific Land Corp.	7,500	6,336,750
		36,531,450

Financial Services - 0.7%
Intercontinental Exchange, Inc.	22,500	3,410,100

Food, Beverage & Tobacco - 1.4%
Coca-Cola Co.	100,000	6,674,000

Health Care Equipment & Services - 2.0%
Abbott Laboratories	50,000	5,297,000
Schrodinger, Inc. (a)	200,000	4,456,000
		9,753,000

Household & Personal Products - 3.7%
Colgate-Palmolive Co.	100,000	9,919,000
Procter & Gamble Co.	50,000	8,038,000
		17,957,000

Insurance - 2.0%
Aflac, Inc.	100,000	9,538,000

Materials - 11.2%
Air Products and Chemicals, Inc.	20,000	5,277,000
Freeport-McMoRan, Inc.	125,000	5,676,250
Newmont Mining Corp.	200,000	9,814,000
Nutrien Ltd.	100,000	5,120,000
Orion SA	300,000	7,386,000
Sonoco Products Co.	75,000	4,044,000
Vulcan Materials Co.	40,000	10,980,400
Wheaton Precious Metals Corp.	100,000	5,976,000
		54,273,650

Media & Entertainment - 6.1%
Alphabet, Inc. - Class A	100,000	17,154,000
Cars.com, Inc. (a)	300,000	6,186,000
Nintendo Co., Ltd. - ADR	100,000	1,372,000
Walt Disney Co.	50,000	4,684,500
		29,396,500

Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
Biogen, Inc. (a)	20,000	4,264,000
Ionis Pharmaceuticals, Inc. (a)	50,000	2,473,000
Johnson & Johnson	20,000	3,157,000
Merck & Co., Inc.	100,000	11,313,000
Novo Nordisk AS - Class A - ADR	30,000	3,978,900
Pfizer, Inc.	200,000	6,108,000
		31,293,900

Semiconductors & Semiconductor Equipment - 13.3%
Applied Materials, Inc.	70,000	14,854,000
Marvell Technology, Inc.	100,000	6,698,000
NVIDIA Corp.	200,000	23,404,000
ON Semiconductor Corp. (a)	75,000	5,868,750
QUALCOMM, Inc.	75,000	13,571,250
		64,396,000

Software & Services - 8.1%
Adobe, Inc. (a)	10,000	5,516,500
Microsoft Corp.	40,000	16,734,000
ServiceNow, Inc. (a)	12,500	10,179,875
Shopify, Inc. - Class A (a)	115,000	7,038,000
		39,468,375

Technology Hardware & Equipment - 5.9%
Apple, Inc.	50,000	11,104,000
Crane NXT Co.	75,000	4,716,000
Flex Ltd. (a)	400,000	12,860,000
		28,680,000

Telecommunication Services - 0.8%
Verizon Communications, Inc.	100,000	4,052,000

Utilities - 2.8%
NextEra Energy, Inc.	175,000	13,368,250
TOTAL COMMON STOCKS (Cost $198,694,767)		472,928,325

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Weyerhaeuser Co.	200,000	6,352,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,077,818)		6,352,000

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
Invesco Treasury Portfolio - Class Institutional, 5.20% (b)	6,442,601	6,442,601
TOTAL SHORT-TERM INVESTMENTS (Cost $6,442,601)		6,442,601

TOTAL INVESTMENTS - 100.1% (Cost $209,215,186)		485,722,926
Liabilities in Excess of Other Assets - (0.1)%		(572,029)
TOTAL NET ASSETS - 100.0%		$485,150,897

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Tocqueville Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$472,928,325	$–	$–	$472,928,325
Real Estate Investment Trusts	6,352,000	–	–	6,352,000
Money Market Funds	6,442,601	–	–	6,442,601
Total Investments	$485,722,926	$–	$–	$485,722,926

Refer to the Schedule of Investments for further disaggregation of investment categories.